Finance debt - Non-current debt maturity profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 22,230	$ 24,141
Weighted average [Member]
Non-current finance debt maturity profile [abstract]
Weighted average maturity (years)	9	9
Weighted average [Member] | Interest Rate Non Current Debt [Member]
Non-current finance debt maturity profile [abstract]
Weighted average annual interest rate (%)	3.41%	3.29%
Year 2 and 3 [Member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 4,683	$ 4,794
Year 4 and 5 [Member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	4,511	4,510
After 5 years [Member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 13,035	$ 14,837